Document and Entity Information	Feb. 22, 2021
Details
Registrant CIK	0000885639
Registrant Name	KOHLS CORP
SEC Form	8-K
Period End date	Feb. 22, 2021
Trading Symbol	KSS
Trading Exchange	NYSE
Tax Identification Number (TIN)	39-1630919
Emerging Growth Company	false
Entity Incorporation, State or Country Code	WI
Entity File Number	001-11084
Entity Address, Address Line One	N56 W17000 Ridgewood Drive
Entity Address, City or Town	Menomonee Falls
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53051
City Area Code	(262)
Local Phone Number	703-7000
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Amendment Flag	false